Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,460,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,654.13
Total Offset Amount	0.00
Net Fee	$ 3,654.13
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A